Derivative Financial Instruments and Hedge Accounting - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Accumulated amount of fair value hedge adjustments on the hedged items	¥ 9,508	¥ 28,502
Accumulated amounts of fair value hedge adjustments remaining for any hedged items ceased to be adjusted for hedging gains and losses	0	0
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	(221)	(237)
Translating foreign operations reserve, balance remaining	37,813	16,761
Changes in translating foreign operations reserve	96,205	31,469
Hedging instrument [member] | Interest rate benchmark reform [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,102,495	4,586,214
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Accumulated amount of fair value hedge adjustments on the hedged items	138,456	342,710
Accumulated amounts of fair value hedge adjustments remaining for any hedged items ceased to be adjusted for hedging gains and losses	0	0
Gain (loss) on hedge ineffectiveness recognised in profit or loss	4,064	7,736
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness	¥ 0	¥ 0